Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payable	€ 1,847,575	€ 2,412,588
VAT payable	69,426	37,127
Payroll taxes payable	56,419	46,268
Customer deposits	70,139	156,886
Total	€ 2,043,559	€ 2,652,869